Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4.00%
Total risk-based capital ratio, Actual Ratio	8.00%
Citizens Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 93,527	$ 92,629
Common Equity tier 1 capital ratio	93,527	92,629
Tier 1 risk-based capital ratio	93,527	92,629
Total risk-based capital ratio	$ 96,546	$ 96,532
Tier 1 leverage ratio, Actual Ratio	9.17%	9.22%
Common Equity tier 1 capital ratio, Actual Ratio	9.17%	9.22%
Tier 1 risk-based capital ratio, Actual Ratio	17.93%	17.92%
Total risk-based capital ratio, Actual Ratio	18.51%	18.67%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 51,005	$ 50,258
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	66,307	65,336
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	41,737	41,354
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 52,171	$ 51,693
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 40,804	$ 40,207
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	45,905	45,232
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	31,303	31,016
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 41,737	$ 41,354
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%
Citizens Bank of Philadelphia [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 89,243	$ 90,566
Common Equity tier 1 capital ratio	89,243	90,566
Tier 1 risk-based capital ratio	89,243	90,566
Total risk-based capital ratio	$ 92,262	$ 94,469
Tier 1 leverage ratio, Actual Ratio	8.75%	9.02%
Common Equity tier 1 capital ratio, Actual Ratio	8.75%	9.02%
Tier 1 risk-based capital ratio, Actual Ratio	17.12%	17.53%
Total risk-based capital ratio, Actual Ratio	17.70%	18.29%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 50,978	$ 50,229
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	66,271	65,298
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	41,708	41,329
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 52,136	$ 51,661
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 40,782	$ 40,183
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	45,880	45,206
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	31,281	30,997
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 41,708	$ 41,329
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%